Goodwill (Details) - Fanhua Insurance Sales and Services Group Ltd. [Member] - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Oct. 26, 2017	Dec. 31, 2023
Goodwill (Details) [Line Items]
Total Consideration	¥ 225.4
Cash	95.4
Convertible loan	¥ 130.0
oodwill on acquisition		¥ 84.6